Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Dec. 07, 2023	Jul. 13, 2023	Dec. 31, 2023	Jul. 03, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued			1,682,473,246	1,825,000,000
Capital subscribed and paid			R$ 13,653,418
Public offering expenses, net			304,262
Accumulted losses			R$ 4,375,112
Treasury shares held			3,817,179
Average cost per share			R$ 25.19
Treasury shares value			R$ 52,715
Acquisition of shares	14,000,000
Common shares purchased			14,000,000
Repurchased average cost per share			R$ 14.01
Purchase of shares			R$ 196,137
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		600,000,000		1,325,000,000
Share price		R$ 9.00
Number of shares issued, value		R$ 5,400,000
Capital stock amount		600,000
Capital reserve amount		4,800,000
Issuance costs		R$ 86,759